UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          05/01/06
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: $204,435,000
List of Other Included Managers:


No.  13F File Number                                         Name

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103      832    16000 SH       SOLE                                      16000
ALCAN ALUMINUM LTD             COM              013716105      997    21800 SH       SOLE                                      21800
ALCOA INC COM                  COM              013817101     1298    42483 SH       SOLE                                      42483
ALTRIA GROUP INC               COM              02209S103      230     3250 SH       SOLE                                       3250
AMERICAN INTERNATIONAL GROUP   COM              026874107     6629   100300 SH       SOLE                                     100300
AMERICAN STANDARD              COM              029712106      849    19800 SH       SOLE                                      19800
AMGEN INC                      COM              031162100     5725    78695 SH       SOLE                                      78695
ANADARKO PETROLEUM CORP        COM              032511107     2822    27937 SH       SOLE                                      27937
ANDRX CORP                     COM              034553107      776    32700 SH       SOLE                                      32700
ASHLAND INC                    COM              044209104     6212    87400 SH       SOLE                                      87400
BANK OF AMERICA CORP           COM              060505104     5793   127196 SH       SOLE                                     127196
BEAR STEARNS COMPANIES INC     COM              073902108     5026    36238 SH       SOLE                                      36238
BECTON DICKINSON & CO          COM              075887109     3272    53140 SH       SOLE                                      53140
BIOGEN IDEC INC                COM              09062X103     4446    94400 SH       SOLE                                      94400
BOSTON SCIENTIFIC CORP         COM              101137107     4237   183800 SH       SOLE                                     183800
CAREMARK RX INC                COM              141705103     6551   133200 SH       SOLE                                     133200
CENTEX CORP                    COM              152312104     1655    26700 SH       SOLE                                      26700
CHEVRON CORP                   COM              166764100     4958    85524 SH       SOLE                                      85524
CITIGROUP INC                  COM              172967101     6208   131451 SH       SOLE                                     131451
CITIZENS SOUTH BANKING CORP    COM              176682102      195    15400 SH       SOLE                                      15400
DIAGEO PLC-SPON ADR            COM              25243Q205     4320    68100 SH       SOLE                                      68100
DOW CHEMICAL                   COM              260543103     4995   123030 SH       SOLE                                     123030
DR HORTON INC                  COM              23331A109     1709    51435 SH       SOLE                                      51435
ENCANA CORP                    COM              292505104     4124    88243 SH       SOLE                                      88243
ENDURANCE SPECIALTY HOLDINGS   COM              016404934      739    22700 SH       SOLE                                      22700
FEDERATED DEPARTMENT STORES    COM              31410H101     5183    71000 SH       SOLE                                      71000
FEDERATED INVESTORS INC        COM              314211103      242     6185 SH       SOLE                                       6185
FIRST DATA CORP                COM              319963104     3497    74692 SH       SOLE                                      74692
FRANKLIN RESOURCES INC         COM              354613101     3950    41911 SH       SOLE                                      41911
FREDDIE MAC                    COM              313400301     6121   100350 SH       SOLE                                     100350
FULTON FINANCIAL CORP          COM              360271100      778    45250 SH       SOLE                                      45250
HEALTH NET INC                 COM              42222G108     5179   101900 SH       SOLE                                     101900
HEXCEL CORP                    COM              428291108      549    25000 SH       SOLE                                      25000
HUDSON CITY BANCORP INC        COM              443683107     5014   377300 SH       SOLE                                     377300
IBM CORPORATION                COM              459200101     1759    21335 SH       SOLE                                      21335
IDT CORP                       COM              448947309      127    11500 SH       SOLE                                      11500
JPMORGAN CHASE & CO            COM              46625H100     6141   147470 SH       SOLE                                     147470
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     2992    20700 SH       SOLE                                      20700
LINCOLN NATIONAL CORP          COM              534187109      901    16500 SH       SOLE                                      16500
MEDIMMUNE INC                  COM              584699102     4891   133700 SH       SOLE                                     133700
MERRILL LYNCH                  COM              590188108      575     7300 SH       SOLE                                       7300
MILLENNIUM PHARMACEUTICALS     COM              599902103     2200   217600 SH       SOLE                                     217600
MONSANTO CO                    COM              61166W101     7687    90701 SH       SOLE                                      90701
MORGAN STANLEY                 COM              617446448     1715    27300 SH       SOLE                                      27300
NORTHROP GRUMMAN CORP          COM              666807102     4603    67400 SH       SOLE                                      67400
OLIN CORP                      COM              680665205     1600    74500 SH       SOLE                                      74500
PHELPS DODGE CORP              COM              717265102     3688    45800 SH       SOLE                                      45800
PMI GROUP INC (THE)            COM              69344M101     3040    66200 SH       SOLE                                      66200
PULTE HOMES INC                COM              745867101      761    19800 SH       SOLE                                      19800
RADIOSHACK CORPORATION         COM              750438103     3248   168900 SH       SOLE                                     168900
SHIRE PLC-ADR                  COM              82481R106     4268    91800 SH       SOLE                                      91800
SMURFIT-STONE CONTAINER CORP   COM              832727101     1858   136900 SH       SOLE                                     136900
TEMPLE-INLAND INC              COM              879868107     5836   131000 SH       SOLE                                     131000
THE ST PAUL TRAVELERS COS INC  COM              792860108     3049    72960 SH       SOLE                                      72960
TYCO INTERNATIONAL LTD         COM              902124106     5258   195609 SH       SOLE                                     195609
U.S. BANCORP                   COM              902973304     5843   191577 SH       SOLE                                     191577
UBS AG                         COM              H8920M855     7170    65200 SH       SOLE                                      65200
UNITEDHEALTH GROUP INC         COM              91324P102     7748   138700 SH       SOLE                                     138700
VALEANT PHARMACEUTICALS        COM              91911X104      694    43800 SH       SOLE                                      43800
WELLS FARGO & CO               COM              949746101     1022    16000 SH       SOLE                                      16000
WPP GROUP PLC                  COM              929309409      408     6800 SH       SOLE                                       6800
YUM! BRANDS INC                COM              988498101      244     5000 SH       SOLE                                       5000